COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2015
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

(16)COMMITMENTS AND CONTINGENCIES

(a) Lease commitments

The Group entered into non-cancelable operating leases, primarily for office space, for initial terms of nineteen months to six years.

Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease, including any periods of free rent.

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of March 31, 2015 are:

Minimum
Lease Payments Amount
RMB
Year ended March 31:
2016	14,092,657
2017	9,688,776
2018	10,115,305
2019	10,467,905
2020	10,986,576
Thereafter	—

55,351,219

Rental expense for operating leases (except leases with a term of one month or less that are not renewed) for the years ended March 31, 2013, 2014 and 2015 were RMB 6,517,907, RMB 7,848,918 and RMB 14,096,009 respectively.

(b) Purchase commitments

On August, 11, 2011, the Group entered into an agreement with a vender granting the Group a license to distribute the vendor’s test related products in Mainland China for 10 years. Each party may terminate this agreement at any time for any reason by giving the other party not less than twelve months written notice subject only that the earliest termination date may not be before the fifth anniversary of this agreement unless either party is in breach of this agreement. The future minimum payments under the non-cancelable purchase agreement as of March 31, 2015 are:

Required Payments Amount
RMB
Year ended March 31:
2016	3,456,000
2017	1,152,000

4,608,000

License fee for the non-cancelable purchase agreement for the year ended March 31, 2013, 2014 and 2015 were RMB 2,897,395, RMB 2,820,414 and RMB 2,282,288 respectively.